Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2024 and 2023, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2024	12/31/2023
Undrawn commitments of credit cards and checking accounts	4,006,933,173	3,015,330,004
Guarantees granted	203,803,498	402,952,906
Overdraft and unused agreed commitments	46,404,145	79,663,599
Responsibilities for foreign trade operations		87,345,788

Subtotal	4,257,140,816	3,585,292,297

Less: Allowance for ECL	(7,906,939)	(4,739,962)

Total	4,249,233,877	3,580,552,335